Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Plan assets:
Balances at end of year	$ 1,083,715	$ 1,055,349	$ 836,576
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	250,144	302,446	249,911
Other accruals	(508,581)	(513,433)	(513,717)
Other long-term liabilities	(628,309)	(688,168)	(614,109)
Domestic Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	648,480	577,736	460,591
Projected benefit obligations:
Balances at beginning of year	582,036	466,827	410,029
Service costs	21,342	23,176	19,061
Interest costs	26,266	18,444	17,442
Actuarial losses (gains)	68,748	(5,488)	48,346
Acquisitions of businesses and other	2,242	113,174	2,496
Benefits paid	(47,296)	(34,097)	(30,547)
Balances at end of year	653,338	582,036	466,827
Plan assets:
Balances at beginning of year	870,386	703,563	614,463
Actual returns on plan assets	72,256	128,117	119,647
Acquisitions of businesses and other	725	72,803
Benefits paid	(47,296)	(34,097)	(30,547)
Balances at end of year	896,071	870,386	703,563
Excess (deficient) plan assets over projected benefit obligations	242,733	288,350	236,736
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	242,733	288,350	245,588
Other long-term liabilities			(8,852)
Total	242,733	288,350	236,736
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(107,057)	(59,272)	(163,088)
Prior service costs	(6,448)	(6,043)	(6,110)
Total recognized in Cumulative other comprehensive loss	(113,505)	(65,315)	(169,198)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.95%	4.65%	3.73%
Rate of compensation increase	4.00%	4.00%	4.00%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.65%	3.73%	4.40%
Expected long-term rate of return on assets	6.00%	6.00%	7.50%
Rate of compensation increase	4.00%	4.00%	4.00%
Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	203,610	187,670	142,769
Projected benefit obligations:
Balances at beginning of year	222,996	168,758	141,465
Service costs	5,261	5,039	3,654
Interest costs	10,422	7,940	6,927
Actuarial losses (gains)	32,551	5,939	17,532
Acquisitions of businesses and other	(10,062)	39,622	(975)
Effect of foreign exchange	(18,987)	1,549	6,633
Benefits paid	(7,657)	(5,851)	(6,478)
Balances at end of year	234,524	222,996	168,758
Plan assets:
Balances at beginning of year	184,963	133,013	118,060
Actual returns on plan assets	20,240	20,316	10,201
Acquisitions of businesses and other	3,958	36,106	6,205
Effect of foreign exchange	(13,859)	1,379	5,025
Benefits paid	(7,657)	(5,851)	(6,478)
Balances at end of year	187,645	184,963	133,013
Excess (deficient) plan assets over projected benefit obligations	(46,879)	(38,033)	(35,745)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	7,411	14,096	4,323
Other accruals	(810)	(1,126)	(869)
Other long-term liabilities	(53,480)	(51,003)	(39,199)
Total	(46,879)	(38,033)	(35,745)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(47,574)	(35,183)	(41,567)
Total recognized in Cumulative other comprehensive loss	$ (47,574)	$ (35,183)	$ (41,567)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.92%	4.89%	4.58%
Rate of compensation increase	3.70%	4.31%	4.08%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.89%	4.58%	4.94%
Expected long-term rate of return on assets	5.58%	5.67%	6.04%
Rate of compensation increase	4.31%	4.08%	4.04%